Earnings per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per common share:
Net income available to common stockholders	$ 6,853	$ 5,385
Weighted-average common shares outstanding (in shares)	2,839,719	2,832,161
Basic earnings per common share (in dollars per share)	$ 2.41	$ 1.90
Diluted earnings per common share:
Net income available to common stockholders	$ 6,853	$ 5,385
Weighted-average common shares outstanding (in shares)	2,839,719	2,832,161
Weighted-average common and dilutive potential common shares outstanding (in shares)	2,839,719	2,832,161
Diluted earnings per common share (in dollars per share)	$ 2.41	$ 1.90